Income Tax - Additional Information (Detail) € in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)
United Kingdom
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 12.7		$ 12.7
Spain
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	116.1	€ 110.3	119.8	€ 110.3
Disallowed costs carried forward	36.4	34.6	37.2	34.2
Luxembourg
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 98.1	€ 93.3	131.3	120.9
Tax Authority, Spain | Spain
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards			$ 30.5	€ 29.0